Capital Stock (Schedule of Common Stock) (Details)							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Shares Issued [Member]	Dec. 31, 2012 Shares Issued [Member]	Dec. 31, 2011 Shares Issued [Member]	Dec. 31, 2010 Shares Issued [Member]	Dec. 31, 2013 Shares Repurchased [Member]	Dec. 31, 2012 Shares Repurchased [Member]	Dec. 31, 2011 Shares Repurchased [Member]	Dec. 31, 2013 Shares Outstanding [Member]	Dec. 31, 2012 Shares Outstanding [Member]	Dec. 31, 2011 Shares Outstanding [Member]
Capital Stock [Roll Forward]
Shares issued, beginning of period	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331
Shares issued, end of period	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331
Shares repurchased, beginning of period	(520,313,919)	(455,703,347)					(455,703,347)	(383,407,665)	(307,532,841)
Shares outstanding, beginning of period										1,653,612,984	1,725,908,666	1,801,783,490
Repurchase of shares							(67,231,392)	(74,897,499)	(80,514,257)	(67,231,392)	(74,897,499)	(80,514,257)
Issuance of stock awards and exercise of stock options							2,620,820	2,601,817	4,639,433	2,620,820	2,601,817	4,639,433
Shares repurchased, end of period	(520,313,919)	(455,703,347)					(520,313,919)	(455,703,347)	(383,407,665)
Shares outstanding, end of period										1,589,002,412	1,653,612,984	1,725,908,666